Note 12 - Capital Lease Obligations (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Capital Lease Obligation
2011	$ 44	$ 107
2012	52	42
2013	17	18
2014	17	18
2015	16	18
2016 and thereafter	58	67
Estimated future lease payments	204	270
Less amount representing interest at 6.2% to 12.0% annual	(43)	(48)
Present value of minimum lease payments	161	222
Less current portion of capital lease obligations	(76)	(105)
Long-term portion of capital lease obligations	$ 85	$ 117